Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 2,099.4	€ 2,099.4
Intangibles	2,457.0	2,455.7
Property, plant and equipment	543.0	549.4
Other non-current assets	7.8	8.9
Derivative financial instruments	7.1	0.0
Deferred tax assets	119.2	128.3
Total non-current assets	5,233.5	5,241.7
Current assets
Cash and cash equivalents	255.8	254.2
Inventories	428.1	410.6
Trade and other receivables	288.3	234.6
Indemnification assets	2.6	9.5
Derivative financial instruments	23.3	20.2
Total current assets	998.1	929.1
Total assets	6,231.6	6,170.8
Current liabilities
Trade and other payables	718.9	692.0
Current tax payable	207.1	198.5
Provisions	38.6	39.3
Loans and borrowings	29.4	29.1
Derivative financial instruments	6.2	7.3
Total current liabilities	1,000.2	966.2
Non-current liabilities
Loans and borrowings	2,212.6	2,198.3
Employee benefits	216.4	244.2
Other non-current liabilities	1.6	1.8
Provisions	2.9	2.9
Derivative financial instruments	0.0	20.8
Deferred tax liabilities	442.0	437.6
Total non-current liabilities	2,875.5	2,905.6
Total liabilities	3,875.7	3,871.8
Net assets	2,355.9	2,299.0
Equity attributable to equity holders
Share capital and capital reserve	1,596.3	1,623.1
Share based compensation reserve	7.1	6.9
Founder Preferred Shares Dividend reserve	166.0	166.0
Translation reserve	102.8	105.1
Other reserves	21.3	10.5
Retained earnings	462.4	387.4
Equity attributable to owners of parent	€ 2,355.9	€ 2,299.0